Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Property, Plant and Equipment

	Freehold land RMB’000	Leasehold land, buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2016	13,301	2,307,160	328,117	4,969,820	181,448	114,681	7,914,527
Additions	—	23,621	232,474	8,514	17,757	2,627	284,993
Acquisition as subsidiary	—	—	—	—	29	—	29
Disposals	—	(16,492)	—	(114,861)	(6,966)	(3,263)	(141,582)
Transfers	—	37,001	(224,440)	186,620	142	296	(381)
Write-off	—	—	—	—	(5)	—	(5)
Translation difference	429	356	—	(337)	56	84	588

At December 31, 2016 and January 1, 2017	13,730	2,351,646	336,151	5,049,756	192,461	114,425	8,058,169
Additions	—	1,109	226,977	7,464	16,763	9,120	261,433
Disposal of subsidiary	—	(107,632)	—	(35,490)	(12,473)	(255)	(155,850)
Disposals	—	(3,310)	—	(10,064)	(3,718)	(5,481)	(22,573)
Transfers	—	81,486	(280,358)	198,872	—	—	—
Write-off	—	(2,385)	(1,674)	(53,792)	(15,307)	(599)	(73,757)
Translation difference	263	1,954	—	88	2,228	(74)	4,459

At December 31, 2017	13,993	2,322,868	281,096	5,156,834	179,954	117,136	8,071,881

Accumulated depreciation and impairment
At January 1, 2016	460	572,857	—	2,831,362	110,175	70,129	3,584,983
Charge for the year	—	78,504	—	359,046	21,248	6,295	465,093
Disposals	—	(8,720)	—	(104,346)	(6,514)	(2,277)	(121,857)
Transfers	—	(24)	—	—	—	—	(24)
Impairment loss	—	—	—	3,297	—	—	3,297
Translation difference	7	(331)	—	(160)	(78)	54	(508)

At December 31, 2016 and January 1, 2017	467	642,286	—	3,089,199	124,831	74,201	3,930,984
Charge for the year	—	78,347	—	325,979	21,202	6,039	431,567
Disposal of subsidiary	—	(26,031)	—	(15,040)	(9,695)	(240)	(51,006)
Disposals	—	(1,879)	—	(10,191)	(1,798)	(4,733)	(18,601)
Write-off	—	(1,377)	—	(51,087)	(15,012)	(599)	(68,075)
Impairment loss	—	—	1,055	19,790	—	—	20,845
Translation difference	17	104	—	62	1,998	(32)	2,149

At December 31, 2017	484	691,450	1,055	3,358,712	121,526	74,636	4,247,863

Net book value
At December 31, 2016	13,263	1,709,360	336,151	1,960,557	67,630	40,224	4,127,185

At December 31, 2017	13,509	1,631,418	280,041	1,798,122	58,428	42,500	3,824,018

US$’000	2,134	257,752	44,245	284,091	9,231	6,715	604,168